Employment and Compensation Arrangements - 2019 Transaction Related Awards (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 14, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average risk-free interest rate				2.43%	3.02%	2.53%
Weighted-average expected dividend yield				0.00%	0.00%	0.00%
Share-based compensation expense		$ 17,469	$ 3,176
Transaction Related Awards 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuable shares (in shares)		7,000,000
Share price (usd per share)		$ 20.00
Weighted-average risk-free interest rate	1.33%
Expected volatility rate	20.00%
Weighted-average expected dividend yield	0.00%
Share-based compensation expense		$ 13,720